UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 13, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	  30
Form 13F Information Table Value Total:  $375745617
List of Other Included Managers:
  None

    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE

AMERICREDIT CORP               COM             03060R101    34682  1099267SH        SOLE                   1099267
AMERITRADE HOLDING CORP-CL A   COM             03072H109    10864  1835200SH        SOLE                   1835200
BAY VIEW CAPITAL CORP - DEL    CL A            07262L101     3738   510000SH        SOLE                    510000
W R BERKLEY CORP               COM             084423102    14007   260837SH        SOLE                    260837
BLACKROCK INC CL A             COM             09247X101     5853   140354SH        SOLE                    140354
CAPITAL ONE FINANCIAL CORP     COM             14040H105    25632   475101SH        SOLE                    475101
CHARTER ONE FINANCIAL INC      COM             160903100     8145   300000SH        SOLE                    300000
COMMERCE BANCORP INC - N.J.    COM             200519106    12071   306848SH        SOLE                    306848
COMPUCREDIT CORP               COM             20478N100    13828  1175874SH        SOLE                   1175874
CORILLIAN CORP                 COM             218725109     7721  1611897SH        SOLE                   1611897
WTS DIME BANCORP INC NEW       COM             25429Q110       54   357051SH        SOLE                    357051
FIRST REPUBLIC BANK            COM             336158100    13135   543908SH        SOLE                    543908
GOLDEN STATE BANCORP INC       COM             381197102     9634   368400SH        SOLE                    368400
LENDINGTREE INC                CL A            52602Q105     1496   253622SH        SOLE                    253622
M & T BANK CORP COM            COM             55261F104     9106   125000SH        SOLE                    125000
MBIA INC                       COM             55262C100    10726   200000SH        SOLE                    200000
METRIS COMPANIES INC           COM             591598107    34145  1328100SH        SOLE                   1328100
NATIONAL PROCESSING INC        COM             637229105     8973   276089SH        SOLE                    276089
NEXTCARD INC                   COM             65332K107     1838  3534804SH        SOLE                   3534804
NORTH FORK BANCORPORATION INC  COM             659424105     7998   250000SH        SOLE                    250000
PACIFIC CENTURY FINANCIAL CORP COM             694058108     6008   232059SH        SOLE                    232059
PROGRESSIVE CORP-OHIO          COM             743315103     8966    60056SH        SOLE                     60056
RENAISSANCERE HOLDINGS LTD     COM             G7496G103    16361   171500SH        SOLE                    171500
RESOURCE BANCSHARES MORTGAGE   COM             761197102     5300   462477SH        SOLE                    462477
SEI INVESTMENTS CO             COM             784117103    14432   319940SH        SOLE                    319940
SAFECO CORP                    COM             786429100     7942   254965SH        SOLE                    254965
CHARLES SCHWAB CORP NEW        COM             808513105    10473   677000SH        SOLE                    677000
SOUTHWEST BANCORPORATION OF    COM             84476R109     5297   175000SH        SOLE                    175000
SOVEREIGN BANCORP INC          COM             845905108    24725  2020033SH        SOLE                   2020033
STILWILL FINANCIAL INC         COM             860831106    10888   400000SH        SOLE                    400000
TCF FINANCIAL CORP             COM             872275102    13363   278520SH        SOLE                    278520
UNIONBANCAL CORP               COM             908906100    18342   482676SH        SOLE                    482676